Right-of-Use Assets and Lease Liabilities - Schedule of Operating Leases (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Jan. 01, 2021 HKD ($)
Operating lease right-of-use assets
Operating lease right-of-use assets	$ 6,476,145	$ 833,726	$ 13,355,866	$ 24,779,995
Current operating lease obligation
Total current operating lease obligation	2,836,343	365,144	11,411,093
Non-current operating lease obligation
Total non-current operating lease obligation	3,639,802	468,582	1,944,773
Total operating lease obligation	$ 6,476,145	$ 833,726	$ 13,355,866	$ 24,779,995
Weighted average discount rate	4.56%	4.56%	3.00%
Weighted average remaining lease term (years)	2 years 5 months 23 days	2 years 5 months 23 days	2 years 7 months 6 days
Office Premises [Member]
Operating lease right-of-use assets
Operating lease right-of-use assets	$ 5,166,836	$ 665,168	$ 11,957,528
Current operating lease obligation
Total current operating lease obligation	2,473,161	318,390	11,107,794
Non-current operating lease obligation
Total non-current operating lease obligation	2,693,675	346,779	849,734
Printing Machines [Member]
Operating lease right-of-use assets
Operating lease right-of-use assets	1,309,309	168,558	1,398,338
Current operating lease obligation
Total current operating lease obligation	363,182	46,754	303,299
Non-current operating lease obligation
Total non-current operating lease obligation	$ 946,127	$ 121,803	$ 1,095,039